Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Notes Debt Balances and Associated Finance Cost from Related Parties	The following tables provides the balances owed and associated finance costs as follows:

	December 31,
	2023	2022	2021
Convertible notes debt from related parties
Amounts owed to related parties	$—	$—	$13,028
	Year Ended December 31,
	2023	2022	2021
Interest expense	$—	$554	$620